Derivatives and hedging activities - Credit protection sold/purchased (Details 4) - CHF (SFr) SFr in Billions	3 Months Ended	6 Months Ended
	Dec. 31, 2018	Jun. 30, 2019
Credit protection sold/purchased
Credit protection sold	SFr (201.6)	SFr (211.3)
Credit protection purchased	195.1	198.4
Net credit protection (sold)/purchased	(6.5)	(12.9)
Other protection purchased	63.0	74.3
Fair value of credit protection sold	(0.7)	1.7
Total return swaps
Credit protection sold/purchased
Credit protection sold	(9.7)	(9.5)
Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(41.9)	(44.1)
Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(135.5)	(143.6)
Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(24.2)	(23.6)
Government debt securities
Credit protection sold/purchased
Credit protection sold	(16.6)	(16.8)
Credit protection purchased	15.2	14.6
Net credit protection (sold)/purchased	(1.4)	(2.2)
Other protection purchased	5.5	4.6
Fair value of credit protection sold	(0.1)	0.0
Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(185.0)	(194.5)
Credit protection purchased	179.9	183.8
Net credit protection (sold)/purchased	(5.1)	(10.7)
Other protection purchased	57.5	69.7
Fair value of credit protection sold	(0.6)	1.7
Investment grade
Credit protection sold/purchased
Credit protection sold	(148.9)	(152.7)
Credit protection purchased	145.5	144.9
Net credit protection (sold)/purchased	(3.4)	(7.8)
Other protection purchased	36.9	45.2
Fair value of credit protection sold	(0.6)	0.7
Non-investment grade
Credit protection sold/purchased
Credit protection sold	(52.7)	(58.6)
Credit protection purchased	49.6	53.5
Net credit protection (sold)/purchased	(3.1)	(5.1)
Other protection purchased	26.1	29.1
Fair value of credit protection sold	(0.1)	1.0
Single-name instruments
Credit protection sold/purchased
Credit protection sold	(72.2)	(81.5)
Credit protection purchased	67.4	74.4
Net credit protection (sold)/purchased	(4.8)	(7.1)
Other protection purchased	29.5	30.8
Fair value of credit protection sold	0.0	0.5
Single-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(13.1)	(15.7)
Single-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(54.9)	(60.9)
Single-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(4.2)	(4.9)
Single-name instruments | Government debt securities
Credit protection sold/purchased
Credit protection sold	(16.4)	(16.6)
Credit protection purchased	15.0	14.4
Net credit protection (sold)/purchased	(1.4)	(2.2)
Other protection purchased	5.5	4.6
Fair value of credit protection sold	(0.1)	0.0
Single-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(55.8)	(64.9)
Credit protection purchased	52.4	60.0
Net credit protection (sold)/purchased	(3.4)	(4.9)
Other protection purchased	24.0	26.2
Fair value of credit protection sold	0.1	0.5
Single-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(46.0)	(50.7)
Credit protection purchased	43.1	46.5
Net credit protection (sold)/purchased	(2.9)	(4.2)
Other protection purchased	11.8	10.3
Fair value of credit protection sold	0.2	0.4
Single-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(26.2)	(30.8)
Credit protection purchased	24.3	27.9
Net credit protection (sold)/purchased	(1.9)	(2.9)
Other protection purchased	17.7	20.5
Fair value of credit protection sold	(0.2)	0.1
Multi-name instruments
Credit protection sold/purchased
Credit protection sold	(129.4)	(129.8)
Credit protection purchased	127.7	124.0
Net credit protection (sold)/purchased	(1.7)	(5.8)
Other protection purchased	33.5	43.5
Fair value of credit protection sold	(0.7)	1.2
Multi-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(28.8)	(28.4)
Multi-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(80.6)	(82.7)
Multi-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(20.0)	(18.7)
Multi-name instruments | Government debt securities
Credit protection sold/purchased
Credit protection sold	(0.2)	(0.2)
Credit protection purchased	0.2	0.2
Net credit protection (sold)/purchased	0.0	0.0
Other protection purchased	0.0	0.0
Fair value of credit protection sold	0.0	0.0
Multi-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(129.2)	(129.6)
Credit protection purchased	127.5	123.8
Net credit protection (sold)/purchased	(1.7)	(5.8)
Other protection purchased	33.5	43.5
Fair value of credit protection sold	(0.7)	1.2
Multi-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(102.9)	(102.0)
Credit protection purchased	102.4	98.4
Net credit protection (sold)/purchased	(0.5)	(3.6)
Other protection purchased	25.1	34.9
Fair value of credit protection sold	(0.8)	0.3
Multi-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(26.5)	(27.8)
Credit protection purchased	25.3	25.6
Net credit protection (sold)/purchased	(1.2)	(2.2)
Other protection purchased	8.4	8.6
Fair value of credit protection sold	0.1	0.9
Bank
Credit protection sold/purchased
Credit protection sold	(201.6)	(211.3)
Credit protection purchased	195.1	198.4
Net credit protection (sold)/purchased	(6.5)	(12.9)
Other protection purchased	63.0	74.3
Fair value of credit protection sold	(0.7)	1.7
Bank | Total return swaps
Credit protection sold/purchased
Credit protection sold	(9.7)	(9.5)
Bank | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(41.9)	(44.1)
Bank | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(135.5)	(143.6)
Bank | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(24.2)	(23.6)
Bank | Government debt securities
Credit protection sold/purchased
Credit protection sold	(16.6)	(16.8)
Credit protection purchased	15.2	14.6
Net credit protection (sold)/purchased	(1.4)	(2.2)
Other protection purchased	5.5	4.6
Fair value of credit protection sold	(0.1)	0.0
Bank | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(185.0)	(194.5)
Credit protection purchased	179.9	183.8
Net credit protection (sold)/purchased	(5.1)	(10.7)
Other protection purchased	57.5	69.7
Fair value of credit protection sold	(0.6)	1.7
Bank | Investment grade
Credit protection sold/purchased
Credit protection sold	(148.9)	(152.7)
Credit protection purchased	145.5	144.9
Net credit protection (sold)/purchased	(3.4)	(7.8)
Other protection purchased	36.9	45.2
Fair value of credit protection sold	(0.6)	0.7
Bank | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(52.7)	(58.6)
Credit protection purchased	49.6	53.5
Net credit protection (sold)/purchased	(3.1)	(5.1)
Other protection purchased	26.1	29.1
Fair value of credit protection sold	(0.1)	1.0
Bank | Single-name instruments
Credit protection sold/purchased
Credit protection sold	(72.2)	(81.5)
Credit protection purchased	67.4	74.4
Net credit protection (sold)/purchased	(4.8)	(7.1)
Other protection purchased	29.5	30.8
Fair value of credit protection sold	0.0	0.5
Bank | Single-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(13.1)	(15.7)
Bank | Single-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(54.9)	(60.9)
Bank | Single-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(4.2)	(4.9)
Bank | Single-name instruments | Government debt securities
Credit protection sold/purchased
Credit protection sold	(16.4)	(16.6)
Credit protection purchased	15.0	14.4
Net credit protection (sold)/purchased	(1.4)	(2.2)
Other protection purchased	5.5	4.6
Fair value of credit protection sold	(0.1)	0.0
Bank | Single-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(55.8)	(64.9)
Credit protection purchased	52.4	60.0
Net credit protection (sold)/purchased	(3.4)	(4.9)
Other protection purchased	24.0	26.2
Fair value of credit protection sold	0.1	0.5
Bank | Single-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(46.0)	(50.7)
Credit protection purchased	43.1	46.5
Net credit protection (sold)/purchased	(2.9)	(4.2)
Other protection purchased	11.8	10.3
Fair value of credit protection sold	0.2	0.4
Bank | Single-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(26.2)	(30.8)
Credit protection purchased	24.3	27.9
Net credit protection (sold)/purchased	(1.9)	(2.9)
Other protection purchased	17.7	20.5
Fair value of credit protection sold	(0.2)	0.1
Bank | Multi-name instruments
Credit protection sold/purchased
Credit protection sold	(129.4)	(129.8)
Credit protection purchased	127.7	124.0
Net credit protection (sold)/purchased	(1.7)	(5.8)
Other protection purchased	33.5	43.5
Fair value of credit protection sold	(0.7)	1.2
Bank | Multi-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(28.8)	(28.4)
Bank | Multi-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(80.6)	(82.7)
Bank | Multi-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(20.0)	(18.7)
Bank | Multi-name instruments | Government debt securities
Credit protection sold/purchased
Credit protection sold	(0.2)	(0.2)
Credit protection purchased	0.2	0.2
Net credit protection (sold)/purchased	0.0	0.0
Other protection purchased	0.0	0.0
Fair value of credit protection sold	0.0	0.0
Bank | Multi-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(129.2)	(129.6)
Credit protection purchased	127.5	123.8
Net credit protection (sold)/purchased	(1.7)	(5.8)
Other protection purchased	33.5	43.5
Fair value of credit protection sold	(0.7)	1.2
Bank | Multi-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(102.9)	(102.0)
Credit protection purchased	102.4	98.4
Net credit protection (sold)/purchased	(0.5)	(3.6)
Other protection purchased	25.1	34.9
Fair value of credit protection sold	(0.8)	0.3
Bank | Multi-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(26.5)	(27.8)
Credit protection purchased	25.3	25.6
Net credit protection (sold)/purchased	(1.2)	(2.2)
Other protection purchased	8.4	8.6
Fair value of credit protection sold	SFr 0.1	SFr 0.9